Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite lived intangible assets net
Gross Carrying Amount	$ 661	$ 281
Accumulated Amortization	(42)	(33)
Amortization expense for intangible assets	$ 9	9
Minimum
Finite lived intangible assets net
Useful lives of intangible assets	3 years
Maximum
Finite lived intangible assets net
Useful lives of intangible assets	20 years
Licenses
Finite lived intangible assets net
Gross Carrying Amount	$ 149	147
Accumulated Amortization	(42)	(33)
Patents pending
Finite lived intangible assets net
Gross Carrying Amount	503	125
Trademarks
Finite lived intangible assets net
Gross Carrying Amount	$ 9	$ 9